Deferred income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred income
Deferred income.	€ 1,571
Deferred income period	5 years
Deferred income classified as non-current	€ 1,201
MTN
Deferred income
Deferred income, related party		€ 1,166